                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      The Cincinnati Insurance Company
Address:   6200 South Gilmore Road
           Fairfield, Ohio 45014

13F File Number: 028-10753

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Kenneth S. Miller
Title:   Sr. Vice President
Phone:   (513) 870-2000

Signature, Place and Date of Signing:


/s/ Kenneth S. Miller                   Fairfield, Ohio   May 11, 2007
-------------------------------------   ---------------   ------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A


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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers                1

Form 13F Information Table Entry Total          56

Form 13F Information Table Value Total   4,425,716
                                        (thousands)

List of Other Included Managers

No.   File No.    Name

01    028-10798   Cincinnati Financial Corporation


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
COLUMN 1                              COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                              VALUE     SHRS OR  SH/ PUT/  INVESTMENT    OTHER    VOTING AUTHORITY
NAME OF ISSUER                     TITLE OF CLASS   CUSIP    [x$1000]   PRN AMT  PRN CALL  DISCRETION  MANAGERS SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
AGL RESOURCES                     COMMON          001204106    12,910    302,200 SH       SHARED-OTHER     01    --     302,200  --
ALLIANCEBERNSTEIN                 COMMON          01881G106   181,301  2,048,600 SH       SHARED-OTHER     01    --   2,048,600  --
ALLIED WASTE INDUSTRIES INC       CONVERTIBLE DEB 019589AD2     4,791  5,050,000 PRN      SHARED-OTHER     01    --          --  --
ARTHUR J GALLAGHER                COMMON          363576109       320     11,300 SH       SHARED-OTHER     01    --      11,300  --
BB & T CORP                       COMMON          054937107     7,745    188,800 SH       SHARED-OTHER     01    --     188,800  --
CAMDEN PROPERTY TRUST             COMMON          133131102     7,031    100,000 SH       SHARED-OTHER     01    --     100,000  --
CHEVRON CORPORATION               COMMON          166764100    73,102    988,400 SH       SHARED-OTHER     01    --     988,400  --
CONOCOPHILLIPS                    COMMON          20825C104    23,923    350,000 SH       SHARED-OTHER     01    --     350,000  --
CRESCENT REAL ESTATE $1.6875 CV
   PFD                            CONVERTIBLE PFD 225756204     3,341    150,000 SH       SHARED-OTHER     01    --          --  --
DEVELOPERS DIVERSIFIED REALTY     COMMON          251591103     3,145     50,000 SH       SHARED-OTHER     01    --      50,000  --
DUKE ENERGY CORP                  COMMON          26441C105    33,393  1,645,800 SH       SHARED-OTHER     01    --   1,645,800  --
EQUITABLE RESOURCES INC           COMMON          294549100    28,992    600,000 SH       SHARED-OTHER     01    --     600,000  --
EXXON MOBIL CORPORATION           COMMON          30231G102   450,437  5,970,000 SH       SHARED-OTHER     01    --   5,970,000  --
FIFTH THIRD BANCORP               COMMON          316773100 1,668,945 43,136,352 SH       SHARED-OTHER     01    --  43,136,352  --
FORTUNE BRANDS INC                COMMON          349631101    27,587    350,000 SH       SHARED-OTHER     01    --     350,000  --
GENERAL ELECTRIC CO               COMMON          369604103    51,272  1,450,000 SH       SHARED-OTHER     01    --   1,450,000  --
GENUINE PARTS CO                  COMMON          372460105    47,623    971,900 SH       SHARED-OTHER     01    --     971,900  --
GLIMCHER REALTY TRUST             COMMON          379302102     2,702    100,000 SH       SHARED-OTHER     01    --     100,000  --
HUNTINGTON BANCSHARES INC         COMMON          446150104     3,944    180,495 SH       SHARED-OTHER     01    --     180,495  --
HUTCHINSON TECH                   CONVERTIBLE DEB 448407AF3     2,325  2,500,000 PRN      SHARED-OTHER     01    --          --  --
JOHNSON & JOHNSON                 COMMON          478160104   152,162  2,525,085 SH       SHARED-OTHER     01    --   2,525,085  --
KAMAN CORP CV DEB                 CONVERTIBLE DEB 483548AC7     1,663  1,642,899 PRN      SHARED-OTHER     01    --          --  --
KELLWOOD CORP                     CONVERTIBLE DEB 488044AF5     7,915  8,650,000 PRN      SHARED-OTHER     01    --          --  --
LIBERTY MEDIA CORP                CONVERTIBLE DEB 530715AR2     9,140 10,930,000 PRN      SHARED-OTHER     01    --          --  --
LINCOLN NATIONAL CORP             COMMON          534187109    22,091    325,869 SH       SHARED-OTHER     01    --     325,869  --
LINEAR TECHNOLOGY CORP            COMMON          535678106     8,239    260,800 SH       SHARED-OTHER     01    --     260,800  --
MEDTRONIC INC                     COMMON          585055106    27,486    560,250 SH       SHARED-OTHER     01    --     560,250  --
MICROCHIP TECHNOLOGY INC          COMMON          595017104    10,659    300,000 SH       SHARED-OTHER     01    --     300,000  --
NATIONAL CITY CORPORATION         COMMON          635405103   261,681  7,025,000 SH       SHARED-OTHER     01    --   7,025,000  --
NATIONAL RETAIL PPTYS INC         COMMON          637417106     6,410    265,000 SH       SHARED-OTHER     01    --     265,000  --
NEW PLAN EXCEL RLTY TRUST INC     COMMON          648053106    14,371    435,095 SH       SHARED-OTHER     01    --     435,095  --
NEW YORK COMMUNITY BANCORP 6% CV
   TR PFD                         CONVERTIBLE PFD 64944P307     4,679     95,000 SH       SHARED-OTHER     01    --          --  --
NORAM ENERGY CORP CV DEB          CONVERTIBLE DEB 655419AC3    12,011 11,980,650 PRN      SHARED-OTHER     01    --          --  --
OMNICARE INC                      CONVERTIBLE DEB 681904AL2     6,265  7,150,000 PRN      SHARED-OTHER     01    --          --  --
PARTNERRE LTD                     COMMON          G6852T105     2,384     34,784 SH       SHARED-OTHER     01    --      34,784  --
PEABODY ENERGY CORP               CONVERTIBLE DEB 704549AG9     2,472  2,500,000 SH       SHARED-OTHER     01    --          --  --
PEPSICO INC                       COMMON          713448108    49,291    775,500 SH       SHARED-OTHER     01    --     775,500  --
PFIZER INC                        COMMON          717081103    23,492    930,000 SH       SHARED-OTHER     01    --     930,000  --
PIEDMONT NATURAL GAS              COMMON          720186105    78,771  2,986,000 SH       SHARED-OTHER     01    --   2,986,000  --
PNC FINANCIAL SERVICES GROUP      COMMON          693475105   130,266  1,810,000 SH       SHARED-OTHER     01    --   1,810,000  --
PROCTER & GAMBLE CORPORATION      COMMON          742718109   363,915  5,761,800 SH       SHARED-OTHER     01    --   5,761,800  --
REINSURANCE GROUP OF AMERICA
   5.75% PIERS                    CONVERTIBLE PFD 759351307     7,959    109,400 SH       SHARED-OTHER     01    --          --  --


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
SCHERING-PLOUGH CORP              CONVERTIBLE PFD 806605606     9,651    164,000 SH       SHARED-OTHER     01    --          --  --
SEACOR SMITH INC NOTES            CONVERTIBLE DEB 811904AH4     4,339  3,000,000 PRN      SHARED-OTHER     01    --          --  --
SIMON PROPERTY GROUP INC          COMMON          828806109    11,125    100,000 SH       SHARED-OTHER     01    --     100,000  --
SKY FINANCIAL GROUP INC           COMMON          83080P103    24,847    925,050 SH       SHARED-OTHER     01    --     925,050  --
SPECTRA ENERGY CORP               COMMON          847560109    21,618    822,900 SH       SHARED-OTHER     01    --     822,900  --
SYSCO CORP                        COMMON          871829107       237      7,000 SH       SHARED-OTHER     01    --       7,000  --
TANGER FCTRY OUTLET               COMMON          875465106    16,414    406,400 SH       SHARED-OTHER     01    --     406,400  --
TRAVELERS PROPERTY CASUALTY C     CONVERTIBLE DEB 89420G307    10,574    415,000 PRN      SHARED-OTHER     01    --          --  --
U S BANCORP                       COMMON          902973304   148,840  4,256,220 SH       SHARED-OTHER     01    --   4,256,220  --
VORNADO REALTY TRUST              CONVERTIBLE DEB 929043AE7     4,596  4,550,000 PRN      SHARED-OTHER     01    --           -  --
WACHOVIA CORP                     COMMON          929903102    49,837    905,300 SH       SHARED-OTHER     01    --     905,300  --
WELLS FARGO & CO                  COMMON          949746101   115,857  3,365,000 SH       SHARED-OTHER     01    --   3,365,000  --
WEST PHARMACEUTICAL               CONVERTIBLE DEB 955306AA3     5,285  5,200,000 PRN      SHARED-OTHER     01    --          --  --
WYETH                             COMMON          983024100   164,349  3,285,000 SH       SHARED-OTHER     01    --   3,285,000  --
                                                            ---------
                                                            4,425,716
                                                            =========


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